OPERATING LEASES - Summary of Maturities of Lease liabilities (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Leases [Abstract]
2026	$ 817
2027	333
Total future lease payments	1,150
Less: Imputed interest	(19)
Total lease liability balance	$ 1,131